Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings excluding current portion of long-term borrowings	¥ 62,368	¥ 93,881
Current portion of long-term borrowings	75,370	81,536
Short-term borrowings	137,738	175,417	[1]
Long-term borrowings	269,422	289,858	[1]
Total borrowings	¥ 407,160	¥ 465,275

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).